Schedule of property, plant and equipment (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	$ 482,897	$ 60,951
Additions	92,620	424,214
Disposals		(2,268)
Ending balance	575,517	482,897
Beginning balance	(86,898)	(48,559)
Disposals		414
Depreciation	(108,601)	(38,753)
Ending balance	(195,499)	(86,898)
Carrying amount	380,018	395,999
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning balance	250,211
Additions	90,450	250,211
Disposals
Ending balance	340,661	250,211
Beginning balance	(17,680)
Disposals
Depreciation	(61,665)	(17,680)
Ending balance	(79,345)	(17,680)
Carrying amount	261,316	232,531
IT equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	78,810	11,466
Additions	1,493	69,612
Disposals		(2,268)
Ending balance	80,303	78,810
Beginning balance	(15,078)	(5,111)
Disposals		414
Depreciation	(19,198)	(10,381)
Ending balance	(34,276)	(15,078)
Carrying amount	46,027	63,732
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	153,876	49,485
Additions	677	104,391
Disposals
Ending balance	154,553	153,876
Beginning balance	(54,140)	(43,448)
Disposals
Depreciation	(27,738)	(10,692)
Ending balance	(81,878)	(54,140)
Carrying amount	$ 72,675	$ 99,736